Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

July 26, 2013

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Absolute Return Fund. The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectuses, as supplemented on July 12, 2013 (SEC Accession No. 0001081400-13-000302). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibits for the Fund.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Very truly yours,

 /s/ Maureen Towle

Maureen Towle

Senior Counsel